Average Annual Total Returns{- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund Retail PRO-08 - Fidelity Global Commodity Stock Fund	Fidelity Global Commodity Stock Fund Return Before Taxes Past 1 year	Fidelity Global Commodity Stock Fund Return Before Taxes Past 5 years	Fidelity Global Commodity Stock Fund Return Before Taxes Past 10 years	Fidelity Global Commodity Stock Fund After Taxes on Distributions Past 1 year	Fidelity Global Commodity Stock Fund After Taxes on Distributions Past 5 years	Fidelity Global Commodity Stock Fund After Taxes on Distributions Past 10 years	Fidelity Global Commodity Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Global Commodity Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Global Commodity Stock Fund After Taxes on Distributions and Sales Past 10 years	MS159 Past 1 year	MS159 Past 5 years	MS159 Past 10 years	MS404 Past 1 year	MS404 Past 5 years	MS404 Past 10 years
Total	17.77%	2.73%	0.30%	17.07%	2.28%	(0.01%)	11.22%	2.11%	0.29%	27.11%	8.84%	9.20%	13.50%	3.18%	0.76%